Long term incentive plan (Details Narrative)		1 Months Ended		12 Months Ended
	May 11, 2022 $ / shares	Mar. 19, 2021 USD ($) $ / shares shares	Dec. 29, 2020 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 11, 2022 USD ($) $ / shares shares	Oct. 05, 2021 $ / shares	Apr. 12, 2021 $ / shares	Feb. 12, 2021 $ / shares
Statement [Line Items]
Number of stock options granted				517,443
Converted into common shares				517,443
Vesting period description					expiration whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022
Weighted average exercise price | (per share)							$ 0.65	$ 0.65	$ 0.90
Stock unit outstanding				101,872,614	98,184,260
RSUs [Member]
Statement [Line Items]
Number of stock options granted	40,000		517,443	150,000
Converted into common shares				123,518
Weighted average expiration				1 year	1 year 4 months 24 days
Weighted average until vesting				4 months 17 days	10 months 10 days
Reduction of capital | $				$ 70,190
Stock unit issued				270,000	475,000
Stock unit outstanding				270,000	475,000
Share-based compensation | $				$ 342,880	$ 468,844
Common shares received				270,000	475,000	40,000
Fair value of RSUs | $			$ 364,852			$ 77,230
Grant date market price | $ / shares			$ 0.71			$ 1.93
Vesting date Description	July 14, 2022		expiration whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022
RSUs One [Member]
Statement [Line Items]
Number of stock options granted	30,000	200,000
Stock unit issued		200,000
Common shares received						30,000
Fair value of RSUs | $		$ 575,352				$ 57,922
Grant date market price | $ / shares		$ 2.88				$ 1.93
Vesting date	Jul. 14, 2022	Dec. 31, 2022
RSUs Four [Member]
Statement [Line Items]
Number of stock options granted		150,000
Stock unit issued		150,000
Fair value of RSUs | $		$ 431,514
Grant date market price | $ / shares		$ 2.88
Vesting date		May 17, 2021
RSUs Two [Member]
Statement [Line Items]
Stock unit issued		125,000
Fair value of RSUs | $		$ 359,595
Grant date market price | $ / shares		$ 2.88
Vesting date		Jun. 30, 2023
Stock Option [Member]
Statement [Line Items]
Number of stock options granted	30,000	1,300,000
Weighted average expiration				1 year 8 months 26 days	2 years 1 month 24 days
Stock options outstanding				1,910,000	2,780,000
Market value | $ / shares		$ 2.88				$ 1.93
Volatility rate	128.00%	130.00%
Number of options exercisable				1,910,000	2,780,000
Weighted average exercise price | $ / shares				$ 2.17	$ 1.73
Stock options exercisable price | (per share)	$ 2.50	$ 3.60
Option term	3 years	3 years
Options granted, amount | $		$ 2,777,404				$ 43,050
Risk free interest rate	2.74%	0.53%